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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: Spetember 30, 2010

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.

The schedules of investments as of the close of the reporting period for the Advance Capital I, Inc. Funds are set forth below.

The schedules are not audited.



                        ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                               PORTFOLIO OF INVESTMENTS
                                  SEPTEMBER  30, 2010


Common Stock                    Shares  Value      Common Stock                   Shares     Value
------------------------------- ------- --------   ------------------------------ ---------  ---------
BASIC MATERIALS - 5.1%                             CONSUMER, CYCLICAL - 14.9%
 Agnico-Eagle Mines Ltd           5,600 $397,768     Advance Auto Parts, Inc.         3,300   $193,644
 Air Products & Chemicals         3,700  306,434     AutoZone, Inc.*                  1,100    251,801
 Albemarle Corp.                  4,300  201,283     Bed Bath & Beyond, Inc.*        17,000    737,970
 Carpenter Technology Corp.       6,800  229,228     Big Lots, Inc.*                  4,100    136,325
 CF Industries Holdings, Inc.     3,100  296,050     CarMax, Inc.*                   22,100    615,706
 Cliffs Natural Resources, Inc.   6,400  409,088     Chipotle Mexican Grill, Inc.*    2,000    344,000
 Compass Minerals                 7,200  551,664     Choice Hotels International      7,500    273,450
 Ecolab, Inc.                     6,200  314,588     Coach, Inc.                     22,400    962,304
 Eldorado Gold Corp.             14,600  269,954     Copart, Inc.*                    5,200    171,444
 Intrepid Potash, Inc.*           9,200  239,844     Dick's Sporting Goods, Inc.*     8,100    227,124
 Sherwin-Williams Co.             5,700  428,298     Dollar General Corp.*            7,200    210,600
 Sigma-Aldrich Corp.              5,600  338,128     Dollar Tree, Inc.*               6,900    336,444
 Sociedad Quimica y Minera - AD  11,000  530,640     DreamWorks Animation*            7,400    236,134
 United States Steel Corp.        6,200  271,808     Family Dollar Stores, Inc.       6,500    287,040
 Vulcan Materials Co.             7,100  262,132     Fastenal Co.                     8,500    452,115
                                                     Gap, Inc.                       13,600    253,504
COMMUNICATIONS - 8.4%                                Hyatt Hotels Corp.*              4,000    149,560
 Akamai Technologies, Inc.*      10,100  506,818     International Game Tech.        27,100    391,595
 Atheros Communications, Inc.*    9,600  252,960     Lennar Corp.                     8,500    130,730
 Cablevision Systems Corp.       10,300  269,757     Madison Square Garden, Inc.*     8,325    175,574
 Central European Media*          4,300  107,285     Marriott International, Inc.    17,380    622,725
 Crown Castle International*     11,700  516,555     Mattel, Inc.                    26,000    609,960
 CTC Media, Inc.                  9,600  210,624     Men's Wearhouse, Inc.            6,337    150,757
 Ctrip.com International Ltd -    4,600  219,650     O'Reilly Automotive, Inc.*       8,300    441,560
 Discovery Communications*       15,100  576,669     PACCAR, Inc.                     4,300    207,045
 Equinix, Inc.*                   2,800  286,580     Panera Bread Co.*                4,400    389,884
 Expedia, Inc.                   10,600  299,238     PetSmart, Inc.                   4,800    168,000
 Factset Research Systems, Inc.   4,100  332,633     Pulte Group, Inc.*              11,077     97,035
 F5 Networks, Inc.*               1,700  176,477     Ross Stores, Inc.               11,800    644,988
 JDS Uniphase Corp.*             13,700  169,743     Royal Caribbean Cruises Ltd*     7,200    227,016
 Juniper Networks, Inc.*         20,500  622,175     Skywest, Inc.                   14,300    199,628
 Liberty Media Corp.*             3,200  207,776     Southwest Airlines Co.          32,400    423,468
 Liberty Media Corp.*            38,000  520,980     Staples, Inc.                    7,800    163,176
 McGraw-Hill Cos., Inc.          18,800  621,528     Starwood Hotels & Resorts       12,600    662,130
 NII Holdings, Inc.*              7,400  304,140     Tiffany & Co.                   12,400    582,676
 Omnicom Group, Inc.              3,700  146,076     Tim Hortons, Inc.                7,400    269,434
 priceline.com, Inc.*             1,900  661,846     Toll Brothers, Inc.*             7,800    148,356
 Rackspace Hosting, Inc.*        11,500  298,770     Tractor Supply Co.               7,000    277,620
 SBA Communications Corp.*       11,500  463,450     Urban Outfitters, Inc.*          9,700    304,968
 Sina Corp.*                      4,400  222,552     WABCO Holdings, Inc.*            4,600    192,924
 Symantec Corp.*                  9,900  149,787
 VeriSign, Inc.*                  6,100  193,614



                                   See Notes To Financial Statements


                        ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                               PORTFOLIO OF INVESTMENTS
                                  SEPTEMBER  30, 2010


Common Stock                    Shares  Value      Common Stock                   Shares     Value
------------------------------- ------- --------   ------------------------------ ---------  ---------
CONSUMER, CYCLICAL - 14.9% (Continued)             CONSUMER, NON-CYCLICAL - 22.3% (Continued)
 Williams-Sonoma, Inc.            6,500 $206,050     Hologic, Inc.*                  10,100   $161,701
 WMS Industries, Inc.*            7,800  296,946     Humana, Inc.*                    3,800    190,912
 WW Grainger, Inc.                5,000  595,550     Human Genome Sciences*           8,700    259,173
 Wynn Resorts Ltd                 4,000  347,080     IDEXX Laboratories, Inc.*        6,400    395,008
                                                     Illumina, Inc.*                  8,800    432,960
CONSUMER, NON-CYCLICAL - 22.3%                       Intuitive Surgical, Inc.*        1,200    340,488
 Alberto-Culver Co.               6,700  252,255     Iron Mountain, Inc.              9,900    221,166
 Alexion Pharmaceuticals, Inc.*   6,600  424,776     ITT Educational Services, Inc    2,500    175,675
 American Medical Systems*        7,500  146,850     JM Smucker Co.                   3,700    223,961
 American Reprographics Co.*     10,200   80,070     Laboratory Corp of America*      6,100    478,423
 AmerisourceBergen Corp.          8,500  260,610     Life Technologies Corp.*         9,900    462,231
 Apollo Group, Inc.*              8,829  453,369     Lorillard, Inc.                  4,200    337,302
 Arthrocare Corp.*                6,600  179,388     Manpower, Inc.                   3,200    167,040
 Avon Products, Inc.             28,000  899,080     Masimo Corp.*                    4,500    122,895
 Biogen Idec, Inc.*               3,100  173,972     McCormick & Co., Inc.            6,100    256,444
 BioMarin Pharmaceutical, Inc.*   6,700  149,745     Mead Johnson Nutrition Co.       5,000    284,550
 Brown-Forman Corp.               5,525  340,561     Monster Worldwide, Inc.*        10,000    129,600
 Bruker Corp.*                   14,600  204,838     Moody's Corp.                   17,600    439,648
 Campbell Soup Co.                6,700  239,525     Myriad Genetics, Inc.*           7,200    118,152
 CareFusion Corp.*                9,100  226,044     New Oriental Education - ADR*    1,700    165,886
 Cephalon, Inc.*                  4,400  274,736     Patterson Cos., Inc.             5,500    157,575
 Charles River Laboratories*      4,700  155,805     Paychex, Inc.                   19,387    532,949
 Church & Dwight Co., Inc.        6,100  396,134     QIAGEN NV*                       8,400    149,016
 CIGNA Corp.                      3,800  135,964     Quanta Services, Inc.*          17,700    337,716
 Clorox Co.                       8,700  580,812     Quest Diagnostics, Inc.         10,622    536,092
 Community Health Systems*        6,400  198,208     Regeneron Pharmaceuticals*       5,700    156,180
 Corporate Executive Board        5,500  173,580     ResMed, Inc.*                    5,400    177,174
 Covance, Inc.*                   2,500  116,975     Ritchie Bros Auctioneers, Inc    9,000    186,930
 CR Bard, Inc.                    7,200  586,296     Robert Half International, In   10,500    273,000
 DaVita, Inc.*                    6,000  414,180     SEI Investments Co.              7,800    158,652
 Dendreon Corp.*                  4,900  201,782     Shire PLC - ADR                  3,400    228,752
 DENTSPLY International, Inc.     8,800  281,336     St Jude Medical, Inc.*           6,100    239,974
 DeVry, Inc.                      9,800  482,258     Strayer Education, Inc.            900    157,050
 Education Management Corp.*      7,900  115,972     SXC Health Solutions Corp.*      6,800    247,996
 Edwards Lifesciences Corp.*      5,400  362,070     Techne Corp.                     3,400    209,882
 Elan Corp PLC - ADR*            19,700  113,275     Universal Health Services, In    4,100    159,326
 Equifax, Inc.                    5,400  168,480     Varian Medical Systems, Inc.*    5,600    338,800
 Genpact Ltd*                     8,900  157,797     Verisk Analytics, Inc.*          6,200    173,662
 Gen-Probe, Inc.*                 3,100  150,226     Vertex Pharmaceuticals, Inc.*   10,770    372,319
 Global Payments, Inc.            5,200  223,028     VistaPrint NV*                   4,700    181,655
 Henry Schein, Inc.*              6,700  392,486     Western Union Co.               42,100    743,907
 Hershey Co.                      6,200  295,058     Whole Foods Market, Inc.*       12,500    463,875
 Hertz Global Holdings, Inc.*    27,600  292,284     Zimmer Holdings, Inc.*           3,200    167,456


                             See Notes To Financial Statements


                        ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                               PORTFOLIO OF INVESTMENTS
                                  SEPTEMBER  30, 2010


Common Stock                    Shares  Value      Common Stock                   Shares     Value
------------------------------- ------- --------   ------------------------------ ---------  ---------
ENERGY - 8.0%                                      FINANCIAL - 6.9% (Continued)
 Arch Coal, Inc.                 11,397 $304,414     KeyCorp                         21,100   $167,956
 Atlas Energy, Inc.*             11,100  317,904     Lazard Ltd                       9,900    347,292
 Cameron International Corp.*    14,400  618,624     Marshall & Ilsley Corp.         28,000    197,120
 Cobalt International Energy, I   9,900   94,545     Northern Trust Corp.             8,400    405,216
 Concho Resources, Inc.*          9,600  635,232     NYSE Euronext                   12,400    354,268
 Continental Resources, Inc.*     8,600  398,696     optionsXpress Holdings, Inc.*   11,200    172,032
 Core Laboratories NV             5,600  493,024     Popular, Inc.*                  78,999    229,097
 Diamond Offshore Drilling, Inc   3,700  250,749     Principal Financial Group, In    6,900    178,848
 Dresser-Rand Group, Inc.*        5,400  199,206     Regions Financial Corp.         20,800    151,216
 Dril-Quip, Inc.*                 3,100  192,541     RenaissanceRe Holdings Ltd       3,300    197,868
 First Solar, Inc.*               1,800  265,230     SLM Corp.*                      16,100    185,955
 FMC Technologies, Inc.*         12,100  826,309     SVB Financial Group*             3,700    156,584
 Forest Oil Corp.*                3,400  100,980     TCF Financial Corp.             10,200    165,138
 Massey Energy Co.                3,300  102,366     TD Ameritrade Holding Corp.     25,900    418,285
 Murphy Oil Corp.                 3,600  222,912     Waddell & Reed Financial, Inc    5,300    145,008
 Nabors Industries Ltd*           7,300  131,838     WR Berkley Corp.                 7,100    192,197
 Newfield Exploration Co.*        3,300  189,552     Zions Bancorporation             7,000    149,520
 Nexen, Inc.                     12,700  255,270
 Oceaneering International, Inc   4,800  258,528   INDUSTRIAL - 15.9%
 Peabody Energy Corp.            11,900  583,219     AMETEK, Inc.                     9,400    449,038
 Range Resources Corp.            7,600  289,788     Amphenol Corp.                   8,700    426,126
 Southwestern Energy Co.*         5,000  167,200     Babcock & Wilcox Co.*           14,150    301,112
 Tetra Technologies, Inc.*       16,000  163,200     Bucyrus International, Inc.      2,800    194,180
 Ultra Petroleum Corp.*           6,200  260,276     CH Robinson Worldwide, Inc.     10,000    699,200
 Walter Energy, Inc.              6,800  552,772     CLARCOR, Inc.                    4,700    181,561
                                                     Cooper Industries PLC            7,700    376,761
FINANCIAL - 6.9%                                     Cummins, Inc.                    7,800    706,524
 Arch Capital Group Ltd*          2,900  243,020     Cymer, Inc.*                     4,800    177,984
 Artio Global Investors, Inc.     4,300   65,790     Dolby Laboratories, Inc.*        8,600    488,566
 Assurant, Inc.                   4,300  175,010     Donaldson Co., Inc.              6,900    325,197
 Axis Capital Holdings Ltd        5,700  187,758     Elbit Systems Ltd                2,900    153,787
 CBOE Holdings, Inc.             14,600  294,920     Empresa Brasileira - ADR         7,900    224,281
 City National Corp.              2,500  132,675     Expeditors International        14,400    665,712
 Eaton Vance Corp.               10,700  310,728     FLIR Systems, Inc.*              5,600    143,920
 Federal Realty Investment        2,500  204,150     Flowserve Corp.                  2,900    317,318
 Fifth Third Bancorp             13,100  157,593     Fluor Corp.                     13,200    653,796
 First Horizon National Corp.*   14,183  161,823     Foster Wheeler AG*              11,000    269,060
 Forest City Enterprises, Inc.*  14,100  180,903     General Cable Corp.*             6,600    178,992
 HCC Insurance Holdings, Inc.     6,400  166,976     Gentex Corp.                    15,400    300,762
 IntercontinentalExchange*        5,400  565,488     Goodrich Corp.                   6,300    464,499
 Janus Capital Group, Inc.       18,700  204,765     Graco, Inc.                      9,600    304,608
                                                     Harsco Corp.                     5,000    122,900
                                                     IDEX, Corp.                      4,925    174,887
                                                     II-VI, Inc.*                     4,500    167,985
                                                     Itron, Inc.*                     2,200    134,706




                           See Notes To Financial Statements


                        ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                               PORTFOLIO OF INVESTMENTS
                                  SEPTEMBER  30, 2010

                                                           Common Stock and
Common Stock                    Shares   Value          Short-Term Investments     Shares    Value
------------------------------- ------- --------   ------------------------------ ---------  ---------
INDUSTRIAL - 15.9% (Continued)                     TECHNOLOGY - 15.8% (Continued)
 Jabil Circuit, Inc.             12,200 $175,802     Intersil Corp.                  10,000   $116,900
 Joy Global, Inc.                 6,600  464,112     Intuit, Inc.*                   13,600    595,816
 Kansas City Southern*            6,900  258,129     KLA-Tencor Corp.                 4,200    147,966
 Landstar System, Inc.            8,600  332,132     Lam Research Corp.*              6,700    280,395
 McDermott International, Inc.*  28,300  418,274     Linear Technology Corp.         16,000    491,680
 Mettler-Toledo International,    3,100  385,764     Logitech International SA*      13,500    235,305
 National Instruments Corp.       8,550  279,243     Marvell Technology Group Ltd*   32,100    562,071
 Pall Corp.                       6,800  283,152     Maxim Integrated Products, In   11,300    209,163
 Precision Castparts Corp.        5,600  713,160     MEMC Electronic Materials*      17,300    206,216
 Republic Services, Inc.         10,750  327,768     Microchip Technology, Inc.      13,057    410,643
 Rockwell Automation, Inc.        6,500  401,245     MICROS Systems, Inc.*            7,200    304,776
 Rockwell Collins, Inc.           6,500  378,625     MSCI, Inc.*                      9,800    325,458
 Roper Industries, Inc.           4,600  299,828     National Semiconductor Corp.    26,600    339,682
 Stericycle, Inc.*                3,800  264,024     NetApp, Inc.*                   12,400    617,396
 Terex Corp.*                     8,300  190,236     Nuance Communications, Inc.*    15,800    247,112
 TransDigm Group, Inc.*           3,500  217,175     NVIDIA, Corp.*                  41,100    480,048
 Trimble Navigation Ltd*         14,800  518,592     ON Semiconductor Corp.*         34,600    249,466
 Valmont Industries, Inc.         2,600  188,240     QLogic Corp.*                   15,400    271,656
 Wabtec Corp.                     3,800  181,602     Red Hat, Inc.*                  12,100    496,100
 Waste Connections, Inc.          5,300  210,198     Rovi Corp.*                      9,500    478,895
 Waters Corp.*                    5,600  396,368     Salesforce.com, Inc.*            2,900    324,220
 Zebra Technologies Corp.*        5,800  195,112     Seagate Technology PLC*         31,300    368,714
                                                     Silicon Laboratories, Inc.*      5,700    208,905
TECHNOLOGY - 15.8%                                   Solera Holdings, Inc.            6,700    295,872
 Adobe Systems, Inc.*             5,400  141,210     Synopsys, Inc.*                  6,800    168,436
 Altera Corp.                    17,900  539,864     Teradata Corp.*                 10,500    404,880
 Analog Devices, Inc.            14,600  458,148     Varian Semiconductor Equip.*    11,700    336,726
 ANSYS, Inc.*                     8,200  346,450     Xilinx, Inc.                    17,900    476,856
 Autodesk, Inc.*                 16,500  527,505
 BMC Software, Inc.*             11,800  477,664   UTILITIES - 0.6%
 CA, Inc.                        18,300  386,496     Calpine Corp.*                  26,600    331,170
 Cerner Corp.*                    5,200  436,748     NRG Energy, Inc.*               11,400    237,348
 Check Point Software Tech.*     13,700  505,941                                            ----------
 Citrix Systems, Inc.*            7,300  498,152   TOTAL COMMON STOCK - 97.9%
 Cognizant Technology Sol.*       2,612  168,396     (Cost $85,142,393)                     96,780,461
 Computer Sciences Corp.          3,400  156,400
 Dun & Bradstreet Corp.           1,900  140,866   SHORT-TERM INVESTMENTS - 0.2%
 Electronic Arts, Inc.*          11,100  182,595     Fifth Third Inst. Mon Mkt Fund,0.12% Yld
 Fairchild Semiconductor*        11,600  109,040     (Cost $180,140)                           180,140
 Fairchild Semiconductor*        11,600  109,040                                            ----------
 Fidelity National Information    3,442   93,381   TOTAL INVESTMENTS IN SECURITIES - 98.1%
 Fiserv, Inc.*                    3,900  209,898     (Cost $85,322,533)                     96,960,601
 GT Solar International, Inc.*   19,400  162,378
 Informatica Corp.*              11,300  434,033   OTHER ASSETS LESS LIABILITIES - 1.9%      1,906,519
                                                                                           -----------
                                                   TOTAL NET ASSETS - 100.0%              $ 98,867,120
                                                                                           ===========

                                   See Notes To Financial Statements

* Securities are non-income producing
  ADR - American Depository Receipt



                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS
                                       SEPTEMBER 30, 2010


Common Stock                   Shares     Value  Common Stock                    Shares     Value
------------------------------ ------   -------- ------------------------------- ------   -------
BASIC MATERIALS - 4.2%                           COMMUNICATIONS - 4.9% (Continued)
 Agnico-Eagle Mines Ltd         7,800   $554,034  Liberty Media Corp.*           45,700   $626,547
 Air Products & Chemicals       4,600    380,972  McGraw-Hill Cos., Inc.         16,700    552,102
 Albemarle Corp.                1,500     70,215  NII Holdings, Inc.*             3,000    123,300
 BHP Billiton Ltd - ADR         6,300    480,816  Omnicom Group, Inc.             8,200    323,736
 Carpenter Technology Corp.    10,600    357,326  priceline.com, Inc.*              700    243,838
 CF Industries Holdings, Inc.   1,100    105,050  QUALCOMM, Inc.                  5,800    261,754
 Cliffs Natural Resources, Inc. 2,500    159,800  Rackspace Hosting, Inc.*        4,100    106,518
 Compass Minerals               2,600    199,212  SBA Communications Corp.*       4,000    161,200
 Eastman Chemical Co.           3,000    222,000  Sina Corp.*                     1,600     80,928
 Ecolab, Inc.                   2,200    111,628  Symantec Corp.*                20,400    308,652
 Eldorado Gold Corp.           19,300    356,857  Time Warner, Inc.              17,766    544,528
 Freeport-McMoRan Copper        8,100    691,659  Time Warner Cable, Inc.         4,700    253,753
 Intrepid Potash, Inc.*         3,300     86,031  VeriSign, Inc.*                 2,200     69,828
 Monsanto Co.                   4,000    191,720  Verizon Communications, Inc.   13,500    439,965
 Nucor Corp.                    5,800    221,560  Walt Disney Co.                25,100    830,810
 Praxair, Inc.                  3,100    279,806
 Rio Tinto PLC - ADR*           6,700    393,491 CONSUMER, CYCLICAL - 7.0%
 Sherwin-Williams Co.           9,600    721,344  Advance Auto Parts, Inc.        1,200     70,416
 Sigma-Aldrich Corp.            1,800    108,684  AutoZone, Inc.*                   400     91,564
 Sociedad Quimica y Minera - AD12,600    607,824  Bed Bath & Beyond, Inc.*        5,300    230,073
 United States Steel Corp.      2,200     96,448  Big Lots, Inc.*                 1,600     53,200
 Vale SA - ADR*                14,700    459,669  CarMax, Inc.*                   8,700    242,382
 Vulcan Materials Co.           9,500    350,740  Carnival Corp.                  9,600    366,624
 Weyerhaeuser Co.              16,961    267,305  Chipotle Mexican Grill, Inc.*     600    103,200
                                                  Choice Hotels International     2,700     98,442
COMMUNICATIONS - 4.9%                             Coach, Inc.                     8,500    365,160
 Akamai Technologies, Inc.*     3,600    180,648  Copart, Inc.*                   1,600     52,752
 America Movil - ADR            5,000    266,650  CVS Caremark Corp.              8,300    261,201
 AT&T, Inc.                    44,300  1,266,980  Dick's Sporting Goods, Inc.*    3,100     86,924
 Atheros Communications, Inc.*  3,500     92,225  Dollar General Corp.*           2,500     73,125
 Cablevision Systems Corp.     13,900    364,041  Dollar Tree, Inc.*              2,850    138,966
 Central European Media*        1,900     47,405  DreamWorks Animation*           2,100     67,011
 Cisco Systems, Inc.*          13,300    291,270  Family Dollar Stores, Inc.      2,300    101,568
 Crown Castle International*    4,200    185,430  Fastenal Co.                    3,300    175,527
 CTC Media, Inc.                4,000     87,760  Gap, Inc.                      17,400    324,336
 Ctrip.com International Ltd -  1,800     85,950  Home Depot, Inc.               37,400  1,184,832
 Discovery Communications*      5,300    202,407  Hyatt Hotels Corp.*             1,500     56,085
 Equinix, Inc.*                 1,000    102,350  International Game Tech.        9,000    130,050
 Expedia, Inc.                  3,700    104,451  Lennar Corp.                   17,900    275,302
 Factset Research Systems, Inc. 1,900    154,147  Madison Square Garden, Inc.*    3,000     63,270
 F5 Networks, Inc.*               600     62,286  Marriott International, Inc.    6,375    228,416
 JDS Uniphase Corp.*            6,400     79,296
 Juniper Networks, Inc.*        7,400    224,590
 Liberty Media Corp.*           1,200     77,916


                                    See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS
                                       SEPTEMBER 30, 2010


Common Stock                   Shares     Value  Common Stock                    Shares     Value
------------------------------ ------   -------- ------------------------------- ------   -------
CONSUMER, CYCLICAL - 7.0% (Continued)            CONSUMER, NON-CYCLICAL - 13.0% (Continued)
 Mattel, Inc.                  30,500   $715,530  Biogen Idec, Inc.*                900   $ 50,508
 McDonald's Corp.               8,600    640,786  BioMarin Pharmaceutical, Inc.*  3,500     78,225
 Men's Wearhouse, Inc.          2,475     58,880  Brown-Forman Corp.              6,325    389,873
 NIKE, Inc.                     3,300    264,462  Bruker Corp.*                   5,200     72,956
 O'Reilly Automotive, Inc.*     3,100    164,920  Campbell Soup Co.               9,000    321,750
 PACCAR, Inc.                  12,300    592,245  CareFusion Corp.*               2,900     72,036
 Panera Bread Co.*              1,500    132,915  Cephalon, Inc.*                 1,200     74,928
 PetSmart, Inc.                 1,900     66,500  Charles River Laboratories*     1,500     49,725
 Pulte Group, Inc.*             4,060     35,566  Church & Dwight Co., Inc.       2,200    142,868
 Ross Stores, Inc.              4,000    218,640  CIGNA Corp.                     9,200    329,176
 Royal Caribbean Cruises Ltd*   3,600    113,508  Clorox Co.                      7,400    494,024
 Skywest, Inc.                  5,200     72,592  Coca-Cola Co.                   9,300    544,236
 Southwest Airlines Co.        45,300    592,071  Colgate-Palmolive Co.           3,300    253,638
 Staples, Inc.                  2,800     58,576  Community Health Systems*       2,100     65,037
 Starwood Hotels & Resorts     18,200    956,410  Corporate Executive Board       2,100     66,276
 Tiffany & Co.                  4,300    202,057  Covance, Inc.*                  1,000     46,790
 Tim Hortons, Inc.              2,700     98,307  CR Bard, Inc.                   5,600    456,008
 TJX Cos., Inc.                 7,000    312,410  DaVita, Inc.*                   1,950    134,609
 Toll Brothers, Inc.*           2,700     51,354  Dendreon Corp.*                 1,800     74,124
 Tractor Supply Co.             2,200     87,252  DENTSPLY International, Inc.    3,100     99,107
 Urban Outfitters, Inc.*        3,200    100,608  DeVry, Inc.                     3,500    172,235
 WABCO Holdings, Inc.*          1,600     67,104  Diageo PLC - ADR                5,800    400,258
 Walgreen Co.                   9,500    318,250  Education Management Corp.*     3,000     44,040
 Wal-Mart Stores, Inc.          8,000    428,160  Edwards Lifesciences Corp.*     2,200    147,510
 Williams-Sonoma, Inc.          2,000     63,400  Elan Corp PLC - ADR*            8,700     50,025
 WMS Industries, Inc.*          1,900     72,333  Equifax, Inc.                   2,200     68,640
 WW Grainger, Inc.              5,600    667,016  General Mills, Inc.            12,200    445,788
 Wynn Resorts Ltd               1,400    121,478  Genpact Ltd*                    4,100     72,693
 Yum! Brands, Inc.              5,500    253,330  Gen-Probe, Inc.*                  800     38,768
                                                  Global Payments, Inc.           1,600     68,624
CONSUMER, NON-CYCLICAL - 13.0%                    Henry Schein, Inc.*             2,400    140,592
 Abbott Laboratories            5,075    265,118  Hershey Co.                     2,200    104,698
 Aetna, Inc.                    9,100    287,651  Hertz Global Holdings, Inc.*    9,900    104,841
 Alberto-Culver Co.             2,500     94,125  Hologic, Inc.*                  3,700     59,237
 Alexion Pharmaceuticals, Inc.* 2,700    173,772  Human Genome Sciences*          3,300     98,307
 Altria Group, Inc.            17,700    425,154  Humana, Inc.*                   1,100     55,264
 American Medical Systems*      2,700     52,866  IDEXX Laboratories, Inc.*       2,300    141,956
 American Reprographics Co.*    4,000     31,400  Illumina, Inc.*                 2,600    127,920
 AmerisourceBergen Corp.        3,400    104,244  Intuitive Surgical, Inc.*         500    141,870
 Amgen, Inc.*                  15,300    843,183  Iron Mountain, Inc.             3,912     87,394
 Apollo Group, Inc.*            4,145    212,846  ITT Educational Services, Inc.*   800     56,216
 Arthrocare Corp.*              2,100     57,078  JM Smucker Co.                  1,000     60,530
 Automatic Data Processing      6,800    285,804
 Avon Products, Inc.           16,500    529,815
 Baxter International, Inc.     5,400    257,634



                                See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS
                                       SEPTEMBER 30, 2010


Common Stock                   Shares     Value  Common Stock                    Shares     Value
------------------------------ ------   -------- ------------------------------- ------   -------
CONSUMER, NON-CYCLICAL - 13.0% (Continued)       ENERGY - 8.1%
 Johnson & Johnson              7,200   $446,112  Apache Corp.                    2,300   $224,848
 Kellogg Co.                    4,900    247,499  Arch Coal, Inc.                 3,759    100,403
 Kimberly-Clark Corp.           3,800    247,190  Atlas Energy, Inc.*             4,000    114,560
 Laboratory Corp of America*    2,400    188,232  Baker Hughes, Inc.              5,600    238,560
 Life Technologies Corp.*       4,400    205,436  Cameron International Corp.*    5,600    240,576
 Lorillard, Inc.                5,600    449,736  Chevron Corp.                  30,542  2,475,429
 Manpower, Inc.                 1,100     57,420  Cobalt International Energy, In 3,600     34,380
 Masimo Corp.*                  1,600     43,696  Concho Resources, Inc.*         3,100    205,127
 McCormick & Co., Inc.          9,200    386,768  ConocoPhillips                  8,700    499,641
 McKesson Corp.                13,500    834,030  Continental Resources, Inc.*   10,700    496,052
 Mead Johnson Nutrition Co.     1,800    102,438  Core Laboratories NV            1,900    167,276
 Medco Health Solutions, Inc.*  8,900    463,334  Devon Energy Corp.              4,000    258,960
 Medtronic, Inc.                7,100    238,418  Diamond Offshore Drilling, Inc. 5,700    386,289
 Merck & Co., Inc.             16,600    611,046  Dresser-Rand Group, Inc.*       2,000     73,780
 Monster Worldwide, Inc.*       3,400     44,064  Dril-Quip, Inc.*                1,100     68,321
 Moody's Corp.                 18,300    457,134  EOG Resources, Inc.             2,600    241,722
 Myriad Genetics, Inc.*         2,800     45,948  Exxon Mobil Corp.              20,502  1,266,819
 New Oriental Education - ADR*    700     68,306  First Solar, Inc.*                500     73,675
 Patterson Cos., Inc.           2,300     65,895  FMC Technologies, Inc.*         4,400    300,476
 Paychex, Inc.                  6,993    192,238  Forest Oil Corp.*              11,100    329,670
 PepsiCo., Inc.                 9,600    637,824  Hess Corp.                      4,500    266,040
 Philip Morris International, I13,800    773,076  Massey Energy Co.               1,500     46,530
 Procter & Gamble Co.          21,100  1,265,367  Murphy Oil Corp.                5,400    334,368
 QIAGEN NV*                     2,500     44,350  Nabors Industries Ltd*          2,700     48,762
 Quanta Services, Inc.*         5,400    103,032  National Oilwell Varco, Inc.    6,300    280,161
 Quest Diagnostics, Inc.       14,488    731,209  Newfield Exploration Co.*       5,500    315,920
 Regeneron Pharmaceuticals*     2,200     60,280  Nexen, Inc.                    18,300    367,830
 ResMed, Inc.*                  2,000     65,620  Occidental Petroleum Corp.      5,000    391,500
 Ritchie Bros Auctioneers, Inc. 3,300     68,541  Oceaneering International, Inc. 1,800     96,948
 Robert Half International, Inc 3,600     93,600  Peabody Energy Corp.           13,400    656,734
 SEI Investments Co.            2,800     56,952  Range Resources Corp.           2,700    102,951
 Shire PLC - ADR                1,500    100,920  Royal Dutch Shell PLC - ADR    19,400  1,169,820
 St Jude Medical, Inc.*         1,600     62,944  Schlumberger Ltd               14,460    890,881
 Strayer Education, Inc.          300     52,350  Southwestern Energy Co.*        1,700     56,848
 SXC Health Solutions Corp.*    2,400     87,528  Tetra Technologies, Inc.*       5,700     58,140
 Sysco Corp.                    7,800    222,456  Total SA - ADR                  9,900    510,840
 Techne Corp.                   1,000     61,730  Ultra Petroleum Corp.*          7,700    323,246
 Teva Pharmaceutical - ADR      7,800    411,450  Walter Energy, Inc.             8,200    666,578
 UnitedHealth Group, Inc.       8,600    301,946
 Universal Health Services, Inc 1,400     54,404 FINANCIAL - 8.5%
 Varian Medical Systems, Inc.*  2,000    121,000  Aflac, Inc.                     5,100    263,721
 Verisk Analytics, Inc.*        2,300     64,423  Arch Capital Group Ltd*         4,800    402,240
 Vertex Pharmaceuticals, Inc.*  3,950    136,552  Artio Global Investors, Inc.    1,600     24,480
 VistaPrint NV*                 1,400     54,110  Assurant, Inc.                  1,200     48,840
 WellPoint, Inc.*              10,200    577,728  Axis Capital Holdings Ltd       2,000     65,880
 Western Union Co.             48,100    849,927  Bank of America Corp.          17,400    227,940
 Whole Foods Market, Inc.*      4,500    166,995
 Zimmer Holdings, Inc.*         5,600    293,048


                               See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS
                                       SEPTEMBER 30, 2010


Common Stock                   Shares     Value  Common Stock                    Shares     Value
------------------------------ ------   -------- ------------------------------- ------   -------
FINANCIAL - 8.5% (Continued)                     INDUSTRIAL - 8.8%
 Bank of New York Mellon       19,171   $500,938  3M Co.                          6,500   $563,615
 BB&T Corp.                    19,500    469,560  AMETEK, Inc.                    3,500    167,195
 CBOE Holdings, Inc.            5,100    103,020  Amphenol Corp.                  2,800    137,144
 Chubb Corp.                    9,300    530,007  Babcock & Wilcox Co.*          14,500    308,560
 CIT Group, Inc.*               6,400    261,248  Boeing Co.                     13,040    867,682
 Citigroup, Inc.*              86,600    338,606  Bucyrus International, Inc.     1,300     90,155
 City National Corp.            5,800    307,806  Caterpillar, Inc.               5,800    456,344
 CME Group, Inc.                1,500    390,675  CH Robinson Worldwide, Inc.     3,600    251,712
 Eaton Vance Corp.              4,100    119,064  CLARCOR, Inc.                   1,700     65,671
 Essex Property Trust, Inc.     2,300    251,712  Cooper Industries PLC          14,200    694,806
 Federal Realty Investment        900     73,494  CSX Corp.                      10,900    602,988
 Fifth Third Bancorp           22,700    273,081  Cummins, Inc.                   2,800    253,624
 First Horizon National Corp.*  5,450     62,184  Cymer, Inc.*                    1,600     59,328
 Forest City Enterprises, Inc.* 5,200     66,716  Dolby Laboratories, Inc.*       3,100    176,111
 HCC Insurance Holdings, Inc.  10,700    279,163  Donaldson Co., Inc.             2,500    117,825
 IntercontinentalExchange*      1,900    198,968  Elbit Systems Ltd               1,100     58,333
 Janus Capital Group, Inc.      6,000     65,700  Emerson Electric Co.           18,000    947,880
 JPMorgan Chase & Co.          44,200  1,682,252  Empresa Brasileira - ADR       12,800    363,392
 KeyCorp                       36,800    292,928  Expeditors International        4,900    226,527
 Lazard Ltd                     3,200    112,256  FLIR Systems, Inc.*             2,200     56,540
 Marshall & Ilsley Corp.       51,400    361,856  Flowserve Corp.                 3,600    393,912
 Northern Trust Corp.           7,900    381,096  Fluor Corp.                     5,100    252,603
 NYSE Euronext                 18,700    534,259  Foster Wheeler AG*              3,700     90,502
 optionsXpress Holdings, Inc.*  4,300     66,048  General Cable Corp.*            2,500     67,800
 PNC Financial Services Grp.   13,300    690,403  General Dynamics Corp.          4,400    276,364
 Popular, Inc.*                28,899     83,807  Gentex Corp.                    4,400     85,932
 Principal Financial Group, Inc12,900    334,368  Goodrich Corp.                  6,500    479,245
 Regions Financial Corp.       62,900    457,283  Graco, Inc.                     3,500    111,055
 RenaissanceRe Holdings Ltd     5,600    335,776  Harsco Corp.                    1,700     41,786
 SLM Corp.*                    29,200    337,260  Honeywell International, Inc.   7,600    333,944
 State Street Corp.            13,500    508,410  IDEX, Corp.                     2,025     71,908
 SunTrust Banks, Inc.          14,800    382,284  II-VI, Inc.*                    2,100     78,393
 SVB Financial Group*           1,300     55,016  Illinois Tool Works, Inc.       9,100    427,882
 TCF Financial Corp.            3,800     61,522  Itron, Inc.*                      800     48,984
 TD Ameritrade Holding Corp.    7,800    125,970  Jabil Circuit, Inc.             4,800     69,168
 Travelers Cos., Inc.           9,300    484,530  Joy Global, Inc.               10,500    738,360
 US Bancorp                    38,128    824,327  Kansas City Southern*           2,400     89,784
 Waddell & Reed Financial, Inc. 2,200     60,192  Landstar System, Inc.           3,200    123,584
 Wells Fargo & Co.             59,460  1,493,635  McDermott International, Inc.* 28,400    419,752
 WR Berkley Corp.               2,300     62,261  Mettler-Toledo International, I 1,200    149,328
 Zions Bancorporation           1,900     40,584  National Instruments Corp.      2,550     83,283
                                                  Northrop Grumman Corp.          4,000    242,520
                                                  Pall Corp.                      1,900     79,116
                                                  Precision Castparts Corp.       2,000    254,700



                                    See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS
                                       SEPTEMBER 30, 2010


Common Stock                   Shares     Value  Common Stock                    Shares     Value
------------------------------ ------   -------- ------------------------------- ------   -------
INDUSTRIAL - 8.8% (Continued)                    TECHNOLOGY - 6.4% (Continued)
 Republic Services, Inc.       24,250   $739,383  KLA-Tencor Corp.                1,600   $ 56,368
 Rockwell Automation, Inc.      6,900    425,937  Lam Research Corp.*             2,200     92,070
 Rockwell Collins, Inc.         2,800    163,100  Linear Technology Corp.         5,800    178,234
 Roper Industries, Inc.         1,600    104,288  Logitech International SA*      4,300     74,949
 Stericycle, Inc.*              1,400     97,272  Marvell Technology Group Ltd*  13,100    229,381
 Terex Corp.*                   3,000     68,760  Maxim Integrated Products, Inc. 3,100     57,381
 TransDigm Group, Inc.*         1,300     80,665  MEMC Electronic Materials*      6,400     76,288
 Trimble Navigation Ltd*        5,400    189,216  Microchip Technology, Inc.     12,612    396,647
 Union Pacific Corp.           10,800    883,440  MICROS Systems, Inc.*           3,300    139,689
 United Parcel Service, Inc.    9,100    606,879  Microsoft Corp.                33,700    825,313
 United Technologies Corp.      6,000    427,380  MSCI, Inc.*                     3,600    119,556
 Valmont Industries, Inc.         900     65,160  National Semiconductor Corp.   27,200    347,344
 Wabtec Corp.                   1,600     76,464  NetApp, Inc.*                   4,400    219,076
 Waste Connections, Inc.        1,800     71,388  Nuance Communications, Inc.*    6,300     98,532
 Waters Corp.*                  2,100    148,638  NVIDIA, Corp.*                 37,000    432,160
 Zebra Technologies Corp.*      1,700     57,188  ON Semiconductor Corp.*        12,900     93,009
                                                  Oracle Corp.                   10,900    292,665
TECHNOLOGY - 6.4%                                 QLogic Corp.*                   5,500     97,020
 Accenture PLC                 12,600    535,374  Red Hat, Inc.*                  4,700    192,700
 Adobe Systems, Inc.*           2,000     52,300  Rovi Corp.*                     3,400    171,394
 Altera Corp.                   6,500    196,040  Salesforce.com, Inc.*           1,000    111,800
 Analog Devices, Inc.          13,600    426,768  Seagate Technology PLC*        11,100    130,758
 ANSYS, Inc.*                   3,000    126,750  Silicon Laboratories, Inc.*     2,200     80,630
 Autodesk, Inc.*                4,400    140,668  Solera Holdings, Inc.           2,500    110,400
 BMC Software, Inc.*            3,400    137,632  Synopsys, Inc.*                 2,700     66,879
 CA, Inc.                       6,400    135,168  Teradata Corp.*                 3,800    146,528
 Cerner Corp.*                  1,900    159,581  Texas Instruments, Inc.         9,200    249,688
 Check Point Software Tech.*   17,300    638,889  Varian Semiconductor Equip.*    3,900    112,242
 Citrix Systems, Inc.*          2,600    177,424  Xilinx, Inc.                    6,500    173,160
 Cognizant Technology Sol.*       936     60,344
 Computer Sciences Corp.        6,100    280,600 UTILITIES - 2.3%
 Dell, Inc.*                   18,500    239,945  Calpine Corp.*                 10,800    134,460
 Dun & Bradstreet Corp.           900     66,726  Consolidated Edison, Inc.       5,300    255,566
 Electronic Arts, Inc.*         3,200     52,640  Duke Energy Corp.              24,500    433,895
 EMC Corp.*                    25,400    515,874  Entergy Corp.                   4,000    306,120
 Fairchild Semiconductor*       3,800     35,720  Exelon Corp.                    5,650    240,577
 Fidelity National Information  1,197     32,475  NextEra Energy, Inc.            5,700    310,023
 Fiserv, Inc.*                  1,650     88,803  NRG Energy, Inc.*              15,100    314,382
 GT Solar International, Inc.*  9,500     79,515  Pepco Holdings, Inc.           14,400    267,840
 Informatica Corp.*             3,100    119,071  Progress Energy, Inc.          10,300    457,526
 Intel Corp.                   26,100    501,120  SCANA Corp.                    15,600    628,992
 International Business Mach.   7,400    992,636  Southern Co.                   15,800    588,392
 Intersil Corp.                 3,600     42,084  TECO Energy, Inc.              15,800    273,656
 Intuit, Inc.*                  4,400    192,764
                                                 TOTAL COMMON STOCK - 63.2%
                                                  (Cost $97,552,128)                  $112,447,551
                                                                                      ------------

* Securities are non-income producing
  ADR - American Depository Receipt

                                     See Notes To Financial Statements


                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                     SEPTEMBER 30, 2010


                                                             Principal
      Fixed Income Securities           Coupon   Maturity    Amount       Value
------------------------------------    -------  ----------  -----------  -----------
BASIC MATERIALS - 1.4%
   Barrick Gold Corp.                     6.950  04/01/2019   $1,500,000  $ 1,906,672
   BHP Billiton Finance USA Ltd           7.250  03/01/2016      500,000      602,924

COMMUNICATIONS - 4.7%
   Cisco Systems, Inc.                    4.450  01/15/2020    1,000,000    1,098,772
   Comcast Holdings Corp.                10.625  07/15/2012    2,000,000    2,311,403
   Michigan Bell Telephone Co.            7.850  01/15/2022    2,000,000    2,502,964
   Verizon New Jersey, Inc.               8.000  06/01/2022      650,000      812,923
   Vodafone Group PLC                     5.375  01/30/2015    1,500,000    1,689,431

CONSUMER, CYCLICAL - 0.6%
   Macy's Retail Holdings, Inc.           7.450  09/15/2011    1,000,000    1,052,500

CONSUMER, NON-CYCLICAL - 3.2%
   Amgen, Inc.                            3.450  10/01/2020    1,000,000    1,006,711
   Genentech, Inc.                        4.750  07/15/2015    1,000,000    1,131,509
   Pfizer, Inc.                           5.350  03/15/2015    1,500,000    1,730,616
   Roche Holdings, Inc.*                  6.000  03/01/2019    1,500,000    1,817,196

ENERGY - 4.7%
   ConocoPhillips                         6.500  02/01/2039    1,000,000    1,252,558
   Marathon Oil Canada Corp.              8.375  05/01/2012    1,350,000    1,486,457
   Shell International Finance            4.300  09/22/2019    1,000,000    1,096,806
   Statoil ASA                            7.500  10/01/2016    1,000,000    1,255,101
   Total Capital SA                       2.300  03/15/2016    2,000,000    2,007,434
   TransCanada PipeLines Ltd              7.125  01/15/2019    1,000,000    1,266,971


                                See Notes To Financial Statements


                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                     SEPTEMBER 30, 2010


                                                             Principal
      Fixed Income Securities           Coupon   Maturity    Amount       Value
------------------------------------    -------  ----------  -----------  -----------
FINANCIAL - 3.9%
   Berkshire Hathaway Finance             5.400  05/15/2018   $1,000,000  $ 1,143,408
   CitiFinancial, Inc.                    6.625  06/01/2015    1,250,000    1,387,648
   General Electric Capital Corp.         5.625  05/01/2018    1,000,000    1,109,976
   Goldman Sachs Group, Inc.              5.950  01/18/2018    1,000,000    1,098,328
   HSBC Bank USA                          4.875  08/24/2020    1,000,000    1,043,000
   Morgan Stanley                         5.950  12/28/2017    1,000,000    1,074,176

GOVERNMENT - 4.1%
   Federal Farm Credit Bank               4.250  04/16/2018    1,000,000    1,124,487
   Federal Farm Credit Bank               5.050  12/21/2021      500,000      583,681
   Federal Home Loan Banks                5.375  05/15/2019    1,000,000    1,200,115
   Federal Home Loan Banks                4.125  12/13/2019    1,000,000    1,102,461
   Federal Home Loan Banks                4.125  03/13/2020    1,000,000    1,104,499
   Federal National Mortgage Assoc.       4.600  06/05/2018    1,000,000    1,155,948
   United States Treasury Note            2.375  07/31/2017    1,000,000    1,032,500

INDUSTRIAL - 2.4%
   Boeing Co.                             4.875  02/15/2020    1,000,000    1,142,357
   Burlington Northern Santa Fe           5.750  03/15/2018    1,000,000    1,160,238
   Clark Equipment Co.                    8.000  05/01/2023      500,000      583,016
   United Parcel Service of America       8.375  04/01/2020    1,000,000    1,418,081

MORTGAGE SECURITIES - 3.5%
   Chase Mortgage Finance Corp.           6.500  05/25/2036      934,744      713,698
   Fannie Mae Pool                        7.000  04/01/2033      493,564      552,339
   Freddie Mac Gold Pool                  6.500  06/01/2024      409,838      450,377
   Freddie Mac Gold Pool                  7.000  10/01/2031      683,905      775,097
   Freddie Mac Gold Pool                  6.500  02/01/2032      828,109      919,482
   Freddie Mac Gold Pool                  6.500  08/01/2032      486,427      540,099
   Freddie Mac Gold Pool                  6.500  12/01/2032      788,961      889,123
   Freddie Mac Gold Pool                  6.500  04/01/2033      346,246      384,450
   Lehman Mortgage Trust                  6.000  09/25/2036      798,263      141,979
   MASTR Asset Securitization             6.250  05/25/2036      526,453      473,298
   Residential Asset Securitization       6.500  06/25/2037      733,697      317,710

TECHNOLOGY - 0.7%
   Oracle Corp.                           5.750  04/15/2018    1,000,000    1,189,016


                               See Notes To Financial Statements


                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                     SEPTEMBER 30, 2010


      Fixed Income Securities  and                            Principal
         Short-Term Investments         Coupon    Maturity    Amount       Value
------------------------------------    -------  ----------  -----------  -----------
UTILITIES - 5.8%
   Ameren Illinois Co.                    9.750  11/15/2018   $1,000,000  $ 1,339,886
   Commonwealth Edison Co.                5.800  03/15/2018    1,000,000    1,169,769
   Consumers Energy Co.                   6.700  09/15/2019    2,000,000    2,507,580
   Duke Energy Indiana, Inc.              3.750  07/15/2020    1,000,000    1,044,375
   Entergy Gulf States, Inc.              5.250  08/01/2015      806,000      807,273
   Michigan Consolidated Gas Co.          8.250  05/01/2014    1,050,000    1,254,789
   South Carolina Electric & Gas          6.500  11/01/2018    1,000,000    1,239,766
   United Utilities PLC                   5.375  02/01/2019    1,000,000    1,073,247
                                                                         ------------
TOTAL FIXED-INCOME SECURITIES - 35.0%
   (Cost $59,075,834)                                                      62,276,220

SHORT-TERM INVESTMENTS - 0.5%
   Fifth Third Institutional Money Market Fund, 0.12% Yield
   (Cost $808,520)                                                            808,520
                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES - 98.7%
   (Cost $157,436,482)                                                    175,532,291

OTHER ASSETS LESS LIABILITIES - 1.3%                                        2,316,171
                                                                         ------------
TOTAL NET ASSETS - 100.0%                                                $177,848,462
                                                                         ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2010, the aggregate market value of these securities amounted to $1,817,196 or 1.02% of net assets.


                                 See Notes To Financial Statements


                         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                      SEPTEMBER 30, 2010


                                                               Principal
  Fixed Income Securities                  Coupon  Maturity    Amount         Value
---------------------------------------   -------  ----------  -------------  -------------
BASIC MATERIALS - 4.1%
   Barrick Gold Corp.                       6.950  04/01/2019  $   2,500,000  $   3,177,788
   Freeport-McMoRan Copper                  8.250  04/01/2015      3,000,000      3,210,000
   Newmont Mining Corp.                     5.125  10/01/2019      3,000,000      3,355,998
   Steel Dynamics, Inc.                     6.750  04/01/2015      3,025,000      3,093,063

COMMUNICATIONS - 10.4%
   Cisco Systems, Inc.                      4.450  01/15/2020      3,000,000      3,296,316
   Comcast Cable Communications             8.500  05/01/2027      1,000,000      1,272,726
   Comcast Holdings Corp.                  10.625  07/15/2012      1,500,000      1,733,553
   GTE Corp.                                8.750  11/01/2021      1,500,000      2,112,909
   Liberty Media LLC                        5.700  05/15/2013      3,000,000      3,052,500
   Michigan Bell Telephone Co.              7.850  01/15/2022      3,000,000      3,754,446
   News America Holdings, Inc.              8.500  02/23/2025      2,300,000      2,920,940
   Qwest Corp.                              7.625  06/15/2015      3,000,000      3,420,000
   TW, Inc.                                 9.150  02/01/2023      2,000,000      2,730,280
   Verizon New Jersey, Inc.                 8.000  06/01/2022      1,000,000      1,250,651
   Viacom, Inc.                             6.250  04/30/2016      3,000,000      3,518,922
   Virgin Media Secured Finance             6.500  01/15/2018      3,000,000      3,165,000

CONSUMER, CYCLICAL - 3.5%
   GameStop Corp.                           8.000  10/01/2012      3,000,000      3,071,250
   Royal Caribbean Cruises Ltd              7.250  06/15/2016      3,000,000      3,120,000
   Wal-Mart Stores, Inc.                    5.875  04/05/2027      3,000,000      3,524,898
   Wynn Las Vegas LLC*                      7.750  08/15/2020      1,000,000      1,055,000

CONSUMER, NON-CYCLICAL - 8.6%
   Amgen, Inc.                              3.450  10/01/2020      3,000,000      3,020,133
   Apria Healthcare Group, Inc.            11.250  11/01/2014      3,000,000      3,300,000
   Corrections Corp of America              7.750  06/01/2017      3,000,000      3,225,000
   HCA, Inc.                                9.250  11/15/2016      3,000,000      3,247,500
   Pfizer, Inc.                             5.350  03/15/2015      2,500,000      2,884,360
   Roche Holdings, Inc.*                    6.000  03/01/2019      3,000,000      3,634,392
   UnitedHealth Group, Inc.                 5.375  03/15/2016      3,000,000      3,417,555
   WellPoint, Inc.                          5.875  06/15/2017      3,500,000      4,033,729



                      See Notes To Financial Statements



                         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                      SEPTEMBER 30, 2010

                                                               Principal
  Fixed Income Securities                  Coupon  Maturity    Amount         Value
---------------------------------------   -------  ----------  -------------  -------------
ENERGY - 7.7%
   Chesapeake Energy Corp.                  7.250  12/15/2018  $   3,155,000  $   3,399,513
   ConocoPhillips                           6.500  02/01/2039      2,000,000      2,505,116
   Husky Energy, Inc.                       6.200  09/15/2017      2,575,000      2,952,760
   Shell International Finance              4.300  09/22/2019      3,000,000      3,290,418
   Statoil ASA                              7.500  10/01/2016      3,000,000      3,765,303
   Total Capital SA                         2.300  03/15/2016      3,000,000      3,011,151
   TransCanada PipeLines Ltd                7.125  01/15/2019      2,000,000      2,533,942
   Ultramar Diamond Shamrock                7.200  10/15/2017      2,250,000      2,604,191

FINANCIAL - 18.5%
   Berkshire Hathaway Finance               5.400  05/15/2018      3,000,000      3,430,224
   Citigroup, Inc.                          6.125  11/21/2017      3,000,000      3,277,047
   Fairfax Financial Holdings Ltd           7.750  06/15/2017      3,000,000      3,161,250
   Farmers Insurance Exchange*              8.625  05/01/2024      1,000,000      1,158,351
   General Electric Capital Corp.           6.750  03/15/2032      3,000,000      3,335,217
   Goldman Sachs Group, Inc.                6.150  04/01/2018      3,000,000      3,327,633
   Host Hotels & Resorts LP                 6.875  11/01/2014      3,500,000      3,613,750
   HSBC Bank USA                            4.875  08/24/2020      2,000,000      2,086,000
   HSBC USA Capital Trust II*               8.380  05/15/2027      1,000,000      1,041,295
   Icahn Enterprises LP                     7.750  01/15/2016      3,000,000      3,015,000
   Invesco Ltd                              5.375  02/27/2013      2,000,000      2,132,634
   JPMorgan Chase & Co.                     4.950  03/25/2020      3,000,000      3,199,719
   Merrill Lynch & Co., Inc.                6.875  04/25/2018      3,000,000      3,365,088
   MetLife, Inc.                            2.375  02/06/2014      2,000,000      2,021,176
   MetLife, Inc.                            6.750  06/01/2016      1,000,000      1,193,755
   Morgan Stanley                           5.950  12/28/2017      3,000,000      3,222,528
   Nationsbank Corp.                       10.200  07/15/2015      1,000,000      1,238,246
   Omega Healthcare Investors, Inc.         7.000  04/01/2014      3,000,000      3,061,875
   UBS AG                                   5.750  04/25/2018      2,000,000      2,257,848
   Security Benefit Life Insurance*         8.750  05/15/2016      2,000,000      1,970,000
   Union Planters Corp.                     7.750  03/01/2011      3,000,000      3,048,594
   Wachovia Corp.                           5.750  02/01/2018      3,000,000      3,418,740

GOVERNMENT - 15.7%
   Federal Farm Credit Bank                 4.670  02/27/2018      3,000,000      3,455,472
   Federal Farm Credit Bank                 4.250  04/16/2018      2,000,000      2,248,974
   Federal Farm Credit Bank                 5.050  08/01/2018      1,000,000      1,185,921
   Federal Farm Credit Bank                 5.150  11/15/2019      2,200,000      2,575,423
   Federal Farm Credit Bank                 5.050  12/21/2021      2,500,000      2,918,405
   Federal Home Loan Banks                  1.750  09/11/2015      3,000,000      3,024,120
   Federal Home Loan Banks                  5.375  05/15/2019      3,000,000      3,600,345
   Federal Home Loan Banks                  4.500  09/13/2019      2,000,000      2,267,880
   Federal Home Loan Banks                  4.125  12/13/2019      3,000,000      3,307,383
   Federal Home Loan Banks                  4.125  03/13/2020      3,000,000      3,313,497
   Federal Home Loan Banks                  5.625  06/11/2021      3,000,000      3,696,837
   Federal Home Loan Banks                  5.375  09/30/2022      2,000,000      2,430,560
   Federal National Mortgage Assoc.         4.600  06/05/2018      1,000,000      1,155,948
   Province of Ontario Canada               1.875  09/15/2015      3,000,000      3,022,365
   United States Treasury Note              2.375  07/31/2017      5,000,000      5,162,500
   United States Treasury Note              3.500  05/15/2020      5,000,000      5,427,350

INDUSTRIAL - 3.7%
   Case New Holland, Inc.                   7.750  09/01/2013      2,500,000      2,715,625
   Clark Equipment Co.                      8.000  05/01/2023        500,000        583,016
   Gulfmark Offshore, Inc.                  7.750  07/15/2014      2,375,000      2,383,906



                     See Notes To Financial Statements



                         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                      SEPTEMBER 30, 2010


                                                               Principal
  Fixed Income Securities                  Coupon  Maturity    Amount         Value
---------------------------------------   -------  ----------  -------------  -------------
INDUSTRIAL - 3.7% (Continued)
   L-3 Communications Corp.                 5.875  01/15/2015  $   3,000,000  $   3,067,500
   United Parcel Service of America         8.375  04/01/2020      2,000,000      2,836,162

MORTGAGE SECURITIES - 6.2%
   Banc of America Alternative              6.000  11/25/2046      1,156,920        629,545
   Chase Mortgage Finance Corp.             6.500  05/25/2036      1,653,379      1,262,392
   Countrywide Alternative Loan             5.500  09/25/2035      1,516,782        902,590
   Countrywide Alternative Loan             6.250  07/25/2036        695,509        131,866
   Countrywide Alternative Loan             6.000  12/25/2036        942,092        343,644
   Credit Suisse Mortgage Capital           6.500  03/25/2036        588,545        348,145
   Credit Suisse Mortgage Capital           6.250  06/25/2036      1,740,334        107,420
   Fannie Mae Pool                          7.000  02/01/2032      1,032,640      1,169,531
   Fannie Mae Pool                          7.000  03/01/2032      1,014,184      1,151,130
   Fannie Mae Pool                          7.000  04/01/2033        771,985        863,915
   Freddie Mac Gold Pool                    6.500  06/01/2024        956,288      1,050,880
   Freddie Mac Gold Pool                    7.000  10/01/2031      1,167,140      1,322,768
   Freddie Mac Gold Pool                    6.500  02/01/2032      1,326,271      1,472,610
   Freddie Mac Gold Pool                    7.000  05/01/2032      1,667,704      1,891,874
   Freddie Mac Gold Pool                    6.500  08/01/2032        648,569        720,131
   Freddie Mac Gold Pool                    6.500  04/01/2033      1,038,737      1,153,350
   Freddie Mac Gold Pool                    7.000  09/01/2033        307,521        347,462
   Freddie Mac Gold Pool                    6.500  10/01/2038      2,058,744      2,280,689
   Lehman Mortgage Trust                    6.527  04/25/2036      1,246,213        932,627
   Lehman Mortgage Trust                    6.000  09/25/2036      1,470,098        261,472
   Lehman Mortgage Trust                    8.474  06/25/2037        770,507         77,602
   MASTR Alternative Loans Trust            6.500  12/25/2033        190,098        181,884
   Residential Asset Securitization         6.500  06/25/2037      1,320,655        571,878

TECHNOLOGY - 1.9%
   Oracle Corp.                             5.750  04/15/2018      3,000,000      3,567,048
   Xerox Corp.                              7.625  06/15/2013      2,500,000      2,531,775

UTILITIES - 11.6%
   AES Corp.*                               8.750  05/15/2013      1,256,000      1,274,840
   Ameren Illinois Co.                      9.750  11/15/2018      2,000,000      2,679,772
   Calpine Construction Finance Co.*        8.000  06/01/2016      3,000,000      3,210,000
   Carolina Power & Light Co.               8.625  09/15/2021      3,000,000      4,230,786
   Commonwealth Edison Co.                  6.150  09/15/2017      2,155,000      2,552,873
   Consumers Energy Co.                     6.700  09/15/2019      3,000,000      3,761,370
   Duke Energy Corp.                        5.050  09/15/2019      3,000,000      3,338,085


                   See Notes To Financial Statements


                         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                   PORTFOLIO OF INVESTMENTS
                                      SEPTEMBER 30, 2010

                                                               Principal
  Fixed Income Securities                  Coupon  Maturity    Amount         Value
---------------------------------------   -------  ----------  -------------  -------------
UTILITIES - 11.6% (Continued)
   Entergy Louisiana LLC                    5.090  11/01/2014  $   2,500,000  $   2,504,700
   CenterPoint Energy Houston               9.150  03/15/2021      2,300,000      3,179,398
   Sempra Energy                            6.500  06/01/2016      3,000,000      3,589,380
   South Carolina Electric & Gas            6.500  11/01/2018      2,000,000      2,479,532
   United Utilities PLC                     5.375  02/01/2019      3,000,000      3,219,741
                                                                              -------------
TOTAL FIXED INCOME SECURITIES - 91.9%
   (Cost $274,306,791)                                                          285,911,167

COMMON STOCK - 5.2%
   Altria Group, Inc.                                                125,800      3,021,716
   Johnson & Johnson                                                  41,600      2,577,536
   Kimberly-Clark Corp.                                               42,700      2,777,635
   Kraft Foods, Inc.                                                  87,300      2,694,078
   PepsiCo., Inc.                                                     40,300      2,677,532
   Procter & Gamble Co.                                               41,700      2,500,749
                                                                               ------------
TOTAL COMMON STOCK - 5.2%
   (Cost $15,895,346)                                                            16,249,246

SHORT-TERM INVESTMENTS - 0.7%
   Fifth Third Institutional Money Market Fund, 0.12% Yield
   (Cost $2,141,573)                                                              2,141,573
                                                                              -------------
TOTAL INVESTMENTS IN SECURITIES - 97.8%
   (Cost $292,343,710)                                                          304,301,986

OTHER ASSETS LESS LIABILITIES - 2.2%                                              6,880,027
                                                                              -------------
TOTAL NET ASSETS - 100.0%                                                     $ 311,182,013
                                                                              =============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2010, the aggregate market value of these securities amounted to $13,343,878 or 4.29% of net assets.


                   See Notes To Financial Statements




                          ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
                                   PORTFOLIO OF INVESTMENTS
                                     SEPTEMBER  30, 2010


                                                          Common Stock and
   Common Stock              Shares    Value          Short-Term Investments      Shares      Value
---------------------------- ------ ---------  ---------------------------------  ----------  --------
BASIC MATERIALS - 2.4%                         FINANCIAL - 16.0%
 Freeport-McMoRan Copper      1,620 $ 138,332    ACE Ltd                               4,450  $259,213
 PPG Industries, Inc.         1,475   107,380    Bank of America Corp.                18,300   239,730
                                                 Berkshire Hathaway, Inc.*             4,291   354,780
COMMUNICATIONS - 19.2%                           Citigroup, Inc.*                     34,605   135,306
 AT&T, Inc.                   8,785   251,251    JPMorgan Chase & Co.                  6,795   258,618
 Cisco Systems, Inc.*        11,815   258,749    Loews Corp.                           6,650   252,035
 Google, Inc.*                  300   157,737    Travelers Cos., Inc.                  2,870   149,527
 Harris Corp.                 3,005   133,091
 Liberty Media Corp.*         4,633   300,821  INDUSTRIAL - 9.6%
 Liberty Media Corp.*         7,460   388,368    Boeing Co.                            2,185   145,390
 Symantec Corp.*             16,680   252,368    Foster Wheeler AG*                    6,620   161,925
 Time Warner, Inc.            7,431   227,760    General Dynamics Corp.                2,840   178,380
                                                 L-3 Communications Holdings           3,090   223,314
CONSUMER, CYCLICAL - 4.0%                        Northrop Grumman Corp.                4,580   277,685
 Wal-Mart Stores, Inc.        4,775   255,558
 Whirlpool Corp.              1,935   156,658  TECHNOLOGY - 12.6%
                                                 Check Point Software Tech.*           4,415   163,046
CONSUMER, NON-CYCLICAL - 19.7%                   Computer Sciences Corp.               3,475   159,850
 Altria Group, Inc.           8,990   215,940    EMC Corp.*                           12,965   263,319
 Amgen, Inc.*                 2,695   148,521    International Business Mach.          1,470   197,186
 Eli Lilly & Co.              5,465   199,636    Microsoft Corp.                      12,195   298,656
 Forest Laboratories, Inc.*   5,490   169,806    Oracle Corp.                          7,625   204,731
 Johnson & Johnson            5,485   339,851                                                ---------
 Kimberly-Clark Corp.         2,535   164,902  TOTAL COMMON STOCK - 95.5%
 Kraft Foods, Inc.            6,545   201,979    (Cost $9,382,472)                           9,816,125
 Pfizer, Inc.                15,345   263,474
 Philip Morris International  2,655   148,733  SHORT-TERM INVESTMENTS - 4.4%
 UnitedHealth Group, Inc.     4,955   173,970    Fifth Third Inst. Mon Mkt Fund,0.12% Yld
                                                 (Cost $450,726)                               450,726
ENERGY - 12.0%
 Apache Corp.                 1,010    98,738  TOTAL INVESTMENTS IN SECURITIES - 99.9%
 Chevron Corp.                3,610   292,591    (Cost $9,833,198)                          10,266,851
 ConocoPhillips               5,420   311,271
 Devon Energy Corp.           3,055   197,781  OTHER ASSETS LESS LIABILITIES - 0.1%             11,650
 National Oilwell Varco, Inc. 3,300   146,751                                              -----------
 Noble Corp.*                 5,665   191,420  TOTAL NET ASSETS - 100.0%                   $10,278,501
                                                                                           ===========




* Securities are non-income producing

                               See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a)   Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if Advance Capital I, Inc. (the "Company") determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b)   Fair Value Measurement

     As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.

     The three levels of the fair value hierarchy are described below:

     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for Similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value each Fund's investments as of September 30, 2010:


                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:

          Common Stock*           $ 96,780,461    $112,447,551  $ 16,249,246    $  9,816,125
          Short-term Investments       180,140         808,520     2,141,573         450,726

Level 2 - Other Significant
          Observable Inputs:

          Fixed Income Securities*           0      62,276,220   285,911,167               0

Level 3 - Significant
          Unobservable Inputs:

          Fixed Income Securities*           0               0             0               0
----------------------------------------------------------------------------------------------
Total Market Value
of Investments                    $ 96,960,601    $175,532,291  $304,301,986    $ 10,266,851
----------------------------------------------------------------------------------------------
*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type.


     The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended September 30, 2010:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Balance as of 12/31/09            $        0      $        0    $  530,000      $        0

Accrued discounts/premiums                 0               0             0               0

Realized gain/loss                         0               0             0               0

Change in unrealized appreciation
 (depreciation)                            0               0     1,170,000               0

Net purchases (sales)                      0               0             0               0

Transfers in to (out of) level 3
 to level 2**                              0               0    (1,700,000)              0
----------------------------------------------------------------------------------------------
Balance as of 9/30/10            $         0      $        0    $        0      $        0
----------------------------------------------------------------------------------------------
**Transfers made during the period ending September 30, 2010 resulted from inputs with a higher priority in the fair value hierarchy becoming available.


c) At September 30, 2010 the net unrealized appreciation and depreciation of securities for financial reporting and federal income tax purposes consisted of the following:

                                                                           Total Net
                                           Unrealized      Unrealized      Unrealized
                           Total Cost      Appreciation    Depreciation    Depreciation
----------------------------------------------------------------------------------------------
Equity Growth Fund         $  85,322,533   $ 21,609,062    $(  9,970,994)  $ 11,638,068
Balanced Fund              $ 157,436,482   $ 24,260,061    $(  6,164,252)  $ 18,095,809
Retirement Income Fund     $ 292,343,710   $ 19,977,190    $(  8,018,914)  $ 11,958,276
Core Equity Fund           $   9,833,198   $  1,038,572    $(    604,919)  $    433,653
----------------------------------------------------------------------------------------------


d)     Other Policies

     Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a)	Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 29, 2010


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 29, 2010



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 29, 2010